Leases (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income and Expenses, Lessee [Abstract]
Operating lease costs	SFr 357	SFr 369	SFr 388
Variable lease costs	52	50	40
Sublease income	(57)	(71)	(78)
Total lease costs	352	348	350
Other information pertaining to leases [Abstract]
Gains/(losses) on sale and leaseback transactions	225	15	274
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(399)	(403)	(464)
Right-of-use assets obtained in exchange of new operating lease liabilities	107	32	102
Changes to right-of-use assets due to lease modifications for operating leases	SFr 29	SFr 32	221
Weighted average remaining lease term and discount rate [Abstract]
Remaining lease term (years)	11 years 1 month 6 days	11 years 10 months 24 days
Discount rate	2.60%	2.60%
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
Due within 1 year	SFr 374	SFr 385
Due between 1 and 2 years	339	364
Due between 2 and 3 years	293	323
Due between 3 and 4 years	293	278
Due between 4 and 5 years	255	249
Thereafter	1,450	1,642
Total	3,004	3,241
Future interest payable	(413)	(482)
Lease liabilities	SFr 2,591	2,759
Operating Leases, Future Minimum Payments Due [Abstract]
Sale Leaseback Transaction, Lease Terms	During 2021, the Group entered into 13 sale-leaseback transactions with lease terms ranging from 3 to 10 years. During 2020, the Group entered into one sale-leaseback transaction, with a lease term of one year. During 2019, the Group entered into four sale-leaseback transactions, with lease terms ranging from five to ten years.
Bank
Income and Expenses, Lessee [Abstract]
Operating lease costs	SFr 293	305	324
Variable lease costs	50	45	37
Sublease income	(75)	(87)	(95)
Total lease costs	268	263	266
Other information pertaining to leases [Abstract]
Gains/(losses) on sale and leaseback transactions	225	15	274
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(334)	(340)	(400)
Right-of-use assets obtained in exchange of new operating lease liabilities	107	32	100
Changes to right-of-use assets due to lease modifications for operating leases	SFr 29	SFr 26	SFr 214
Weighted average remaining lease term and discount rate [Abstract]
Remaining lease term (years)	9 years 7 months 6 days	10 years 4 months 24 days
Discount rate	2.80%	2.90%
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
Due within 1 year	SFr 309	SFr 320
Due between 1 and 2 years	278	299
Due between 2 and 3 years	234	262
Due between 3 and 4 years	234	219
Due between 4 and 5 years	197	190
Thereafter	919	1,054
Total	2,171	2,344
Future interest payable	(310)	(363)
Lease liabilities	SFr 1,861	SFr 1,981
Operating Leases, Future Minimum Payments Due [Abstract]
Sale Leaseback Transaction, Lease Terms	During 2021, the Bank entered into 13 sale-leaseback transactions with lease terms ranging from 3 to 10 years. During 2020, the Bank entered into one sale-leaseback transaction with a lease term of one year. During 2019, the Bank entered into 4 sale-leaseback transactions, with lease terms ranging from 5 to 10 years.